Income Tax (Details) - Schedule of deferred tax liabilities and assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Liabilities and Assets [Abstract]
Deferred tax liabilities arising from acquisitions of subsidiaries	$ (9,171,795)	$ (10,284,171)
Deferred tax asset
Net operating loss carryforward	25,506,592	21,953,981
Valuation allowance	(16,007,067)	(14,570,809)
Net deferred tax asset	$ 9,499,525	$ 7,383,172